Interest and Inflation Income (Details) - Schedule of Income from Interest - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest [Member]
Financial assets at amortised cost
Financial assets at amortised cost	$ 2,904,898	$ 2,140,545	$ 1,496,477
Financial asset at fair value through other comprehensive income
Financial asset at fair value through other comprehensive income	420,890	271,731	90,367
Total financial cost	3,872,573	2,850,175	1,617,797
Inflation Adjustments [Member]
Financial assets at amortised cost
Financial assets at amortised cost	1,134,720	2,847,732	1,356,006
Financial asset at fair value through other comprehensive income
Financial asset at fair value through other comprehensive income	15,393	44,747	8,506
Total financial cost	531,418	1,236,481	1,286,723
Total [Member]
Financial assets at amortised cost
Financial assets at amortised cost	4,039,618	4,988,277	2,852,483
Financial asset at fair value through other comprehensive income
Financial asset at fair value through other comprehensive income	436,193	316,478	98,873
Total financial cost	4,403,911	4,086,656	2,904,520
Resale Agreements [Member] | Interest [Member]
Financial assets at amortised cost
Financial assets at amortised cost	70	1,063	190
Resale Agreements [Member] | Inflation Adjustments [Member]
Financial assets at amortised cost
Financial assets at amortised cost
Resale Agreements [Member] | Total [Member]
Financial assets at amortised cost
Financial assets at amortised cost	70	1,063	190
Debt financial instruments [Member] | Interest [Member]
Financial assets at amortised cost
Financial assets at amortised cost	120,363	62,876	15,078
Financial asset at fair value through other comprehensive income
Financial asset at fair value through other comprehensive income	413,690	270,026	87,311
Debt financial instruments [Member] | Inflation Adjustments [Member]
Financial assets at amortised cost
Financial assets at amortised cost	78,200	195,082	103,164
Financial asset at fair value through other comprehensive income
Financial asset at fair value through other comprehensive income	14,851	43,104	7,346
Debt financial instruments [Member] | Total [Member]
Financial assets at amortised cost
Financial assets at amortised cost	198,563	257,958	118,242
Financial asset at fair value through other comprehensive income
Financial asset at fair value through other comprehensive income	428,541	313,130	94,657
Interbank loans [Member] | Interest [Member]
Financial assets at amortised cost
Financial assets at amortised cost	579	925	429
Interbank loans [Member] | Inflation Adjustments [Member]
Financial assets at amortised cost
Financial assets at amortised cost
Interbank loans [Member] | Total [Member]
Financial assets at amortised cost
Financial assets at amortised cost	579	925	429
Commercial loans [Member] | Interest [Member]
Financial assets at amortised cost
Financial assets at amortised cost	1,287,677	954,978	662,170
Commercial loans [Member] | Inflation Adjustments [Member]
Financial assets at amortised cost
Financial assets at amortised cost	291,578	825,146	404,803
Commercial loans [Member] | Total [Member]
Financial assets at amortised cost
Financial assets at amortised cost	1,579,255	1,780,124	1,066,973
Mortgage loans [Member] | Interest [Member]
Financial assets at amortised cost
Financial assets at amortised cost	527,305	412,741	337,669
Mortgage loans [Member] | Inflation Adjustments [Member]
Financial assets at amortised cost
Financial assets at amortised cost	759,963	1,818,172	838,851
Mortgage loans [Member] | Total [Member]
Financial assets at amortised cost
Financial assets at amortised cost	1,287,268	2,230,913	1,176,520
Consumer loans [Member] | Interest [Member]
Financial assets at amortised cost
Financial assets at amortised cost	786,879	629,770	475,133
Consumer loans [Member] | Inflation Adjustments [Member]
Financial assets at amortised cost
Financial assets at amortised cost	240	1,090	559
Consumer loans [Member] | Total [Member]
Financial assets at amortised cost
Financial assets at amortised cost	787,119	630,860	475,692
Other Interest Income [Member] | Interest [Member]
Financial assets at amortised cost
Financial assets at amortised cost	182,025	78,192	5,808
Other Interest Income [Member] | Inflation Adjustments [Member]
Financial assets at amortised cost
Financial assets at amortised cost	4,739	8,242	8,629
Other Interest Income [Member] | Total [Member]
Financial assets at amortised cost
Financial assets at amortised cost	186,764	86,434	14,437
Other financial instruments [Member] | Interest [Member]
Financial asset at fair value through other comprehensive income
Financial asset at fair value through other comprehensive income	7,200	1,705	3,056
Other financial instruments [Member] | Inflation Adjustments [Member]
Financial asset at fair value through other comprehensive income
Financial asset at fair value through other comprehensive income	542	1,643	1,160
Other financial instruments [Member] | Total [Member]
Financial asset at fair value through other comprehensive income
Financial asset at fair value through other comprehensive income	7,742	3,348	4,216
Hedging accounting [Member] | Interest [Member]
Financial asset at fair value through other comprehensive income
Hedging accounting	546,785	437,899	30,953
Hedging accounting [Member] | Inflation Adjustments [Member]
Financial asset at fair value through other comprehensive income
Hedging accounting	(618,695)	(1,655,998)	(77,789)
Hedging accounting [Member] | Total [Member]
Financial asset at fair value through other comprehensive income
Hedging accounting	$ (71,910)	$ (1,218,099)	$ (46,836)